Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 1,193,827	$ 163,554	¥ 1,144,533	¥ 1,108,652
Other income	55,087	7,547	51,019	49,256
Total operating revenue	1,248,914	171,101	1,195,552	1,157,908
Operating costs and expenses
Cost of revenue	(855,496)	(117,202)	(729,068)	(706,009)
Cost of other income	(12,790)	(1,753)	(19,938)	(28,282)
Selling expenses	(192,425)	(26,362)	(204,261)	(231,664)
General and administrative expenses	(146,769)	(20,107)	(119,404)	(154,715)
Research and development expenses	(62,391)	(8,548)	(71,842)	(80,911)
Total operating costs and expenses	(1,269,871)	(173,972)	(1,144,513)	(1,201,581)
Operating (loss) / income	(20,957)	(2,871)	51,039	(43,673)
Other income/(expenses)
Interest income/(expenses)	4,139	567	2,789	(5,062)
Unrealized exchange loss	(684)	(94)	(436)	(79)
Investment loss	(511)	(70)	(1,656)	(2,216)
Others, net	17,179	2,354	18,401	19,490
Profit/(Loss) before income tax, and share of income/(loss) of equity method investee	(834)	(114)	70,137	(31,540)
Income tax expense	(135)	(18)	0	0
Share of income/(loss) of equity method investee	1,535	210	417	(2,200)
Net profit/(loss)	566	78	70,554	(33,740)
Net profit/(loss) attributable to non-controlling interests	1,215	167	366	(2,553)
Net profit/(loss) attributable to Huize Holding Limited's shareholders	(649)	(89)	70,188	(31,187)
Net profit/(loss)	566	78	70,554	(33,740)
Foreign currency translation adjustment, net of tax	1,196	164	3,635	9,600
Comprehensive income/(loss)	1,762	242	74,189	(24,140)
Comprehensive income/(loss) attributable to non-controlling interests	1,215	167	366	(2,553)
Comprehensive income/(loss) attributable to Huize Holding Limited	¥ 547	$ 75	¥ 73,823	¥ (21,587)
Weighted average number of common shares used in computing net profit/(loss) per share
Basic	997,172,042	997,172,042	1,000,940,698	1,021,958,881
Diluted	997,172,042	997,172,042	1,000,940,698	1,021,958,881
Net profit/(loss) per share attributable to common shareholders
Basic | (per share)	¥ 0	$ 0	¥ 0.07	¥ (0.03)
Diluted | (per share)	¥ 0	$ 0	¥ 0.07	¥ (0.03)